WARRANTS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended			12 Months Ended
	Jun. 06, 2020	May 12, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 05, 2019
Conversion price			$ 0.15
Fair value of the warrants calculation description			the fair value of the warrants was calculated to be 41 % of the total value or $303,000
Fair value of warrants			$ 349,605
Outstanding warrants, granted			3,700,000				16,000
Fair value of common stock	$ 5,000	$ 50,000	$ 150,000	$ 0
Common stock price per share			$ 0.001			$ 0.001	$ 0.001
Preferred stock shares issued			740,000			0	0
Four Entities [Member] | Series A Convertible Preferred Stock [Member]
Outstanding warrants, granted			3,700,000
Preferred stock shares issued			740,000
Price per share			$ 0.15
Warrants expiry term			2 years
Minimum [Member]
Common stock price per share			$ 0.08
Exercise price of warrants							$ 0.05
Discount rate			0.14%
Volatility			3.125%
Maximum [Member]
Common stock price per share			$ 0.110
Exercise price of warrants							0.50
Discount rate			0.16%
Volatility			3.1449%
Two Warrant holders [Member]
Common stock price per share					$ 0.05		$ 0.05
Warrants exercised					21,427		21,427
Common stock issued upon warrant exercised					21,427		21,427
Proceeds from exercise of warrants					$ 1,071		$ 1,071
Price per share						$ 0.05		$ 0.05
Warrants [Member]
Fair value of warrants			$ 303,000
Outstanding warrants, granted							1,665,710
Fair value of common stock			$ 437,000
Common shares issued upon exercise of warrants							1,665,710
Common shares issued upon exercise of warrants, value							$ 83,286
Warrants issued, shares							237,747
Warrants expired, shares						216,320	274,084
Warrants exercisable period						$ 1